Debt - Additional Information (Detail) - USD ($)					1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Feb. 01, 2016	Oct. 06, 2015	May. 14, 2013	Dec. 21, 2012	May. 31, 2013	May. 31, 2012	Mar. 26, 2016	Mar. 26, 2016	Mar. 28, 2015	Jun. 27, 2015	Jun. 28, 2014	Jun. 29, 2013
Debt Instrument [Line Items]
Long-term debt							$ 1,179,600,000	$ 1,179,600,000		$ 1,405,200,000	$ 1,425,600,000
Cash paid for debt modification								5,600,000
Payments on Term Facility								428,600,000	$ 5,600,000	7,500,000	5,600,000
Credit facility, outstanding amount										$ 1,408,600,000
Loss on extinguishment related to the write-off of unamortized original issue discount and deferred financing costs												$ (2,000,000)
Vistar [Member]
Debt Instrument [Line Items]
Sale leased back period										2 years
ABL Facility [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 1,600,000,000					$ 1,100,000,000	1,400,000,000	$ 1,400,000,000
Credit facility, maturity period	2021-02					2014-05		2017-05
Payment of dividends					$ 220,000,000
Debt instrument description of variable rate								(a) the Base Rate (defined as the greater of (i) the Federal Funds Rate in effect on such date plus 0.5%, (ii) the Prime Rate on such day, or (iii) one month LIBOR plus 1.0%) plus a spread		(a) the Base Rate (defined as the greater of (i) the Federal Funds Rate in effect on such date plus 0.5%, (ii) the Prime Rate on such day, or (iii) one month LIBOR plus 1.0%) plus a spread or (b) LIBOR plus a spread
Credit facility, outstanding amount										$ 665,700,000	679,600,000
Letters of credit outstanding amount							97,700,000	$ 97,700,000		102,500,000	108,700,000
Excess availability, amount										631,800,000	587,800,000
Debt amount reserve by lender										$ 19,700,000	19,900,000
Credit facility, covenant term								The greater of (i) $130.0 million and (ii) 10% of the lesser of the borrowing base and the revolving credit facility amount for five consecutive business days.		(a) the greater of (i) $130.0 million and (ii) 10% of the lesser of the borrowing base and the revolving credit facility amount for five consecutive business days or (b) 7.5% of the revolving credit facility amount at any time
Committed amount to be maintained under the covenant							$ 130,000,000	$ 130,000,000		$ 130,000,000
Covenant borrowing base, percentage							10.00%	10.00%		10.00%
Revolver commitment percentage										7.50%
Long-term debt							$ 866,900,000	$ 866,900,000		$ 665,700,000	679,600,000
Deferred financing costs	$ 6,600,000
Cash paid for debt modification								$ 5,600,000
Net borrowings under ABL Facility	200,000,000
ABL Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Credit facility, commitment fee percentage								0.25%		0.25%
ABL Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Credit facility, commitment fee percentage								0.375%		0.375%
ABL Facility [Member] | Weighted Average [Member]
Debt Instrument [Line Items]
Debt instrument average interest rate										1.94%
ABL Facility [Member] | Federal Funds Effective Swap Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate								0.50%		0.50%
ABL Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate								1.00%		1.00%
ABL Facility [Member] | Amendment [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity						$ 1,400,000,000
Credit facility, maturity period						2017-05
Term Loan Facility [Member]
Debt Instrument [Line Items]
Payment of dividends								$ 220,000,000		$ 220,000,000
Debt instrument description of variable rate								At a rate equal to a margin over either (a) a Base Rate determined by reference to the higher of (1) the rate of interest published by Credit Suisse (AG), Cayman Islands Branch, as its "prime lending rate," (2) the federal funds rate plus 0.50%, and (3) one-month LIBOR rate plus 1.00% or (b) a LIBOR rate determined by reference to the service selected by Credit Suisse (AG), Cayman Islands Branch that has been nominated by the British Bankers' Association (or any successor thereto).
Credit facility, outstanding amount										$ 736,900,000
Credit facility, agreement date								May 14, 2013		May 14, 2013
Debt instruments face amount							750,000,000	$ 750,000,000		$ 750,000,000
Net proceeds from term loan facility			$ 746,300,000
Debt instrument description										At a rate equal to a margin over either (a) a base rate determined by reference to the higher of (1) the rate of interest published by Credit Suisse (AG), Cayman Islands Branch, as its "prime lending rate," (2) the federal funds rate plus 0.50% and (3) one-month LIBOR rate plus 1.00%, or (b) a LIBOR rate determined by reference to the service selected by Credit Suisse (AG), Cayman Islands Branch that has been nominated by the British Bankers' Association (or any successor thereto)
Debt instruments additional borrowings							1.400	$ 1.400		$ 140,000,000
Debt instrument leverage ratio								590.00%		590.00%
Term loan facility outstanding percentage								0.25%		0.25%
Unamortized original issue discount							1,000,000	$ 1,000,000		$ 2,500,000
Original issue discount amortization								1,700,000	400,000	600,000	600,000
Long-term debt							307,300,000	307,300,000		734,400,000	741,300,000
Payments on Term Facility	$ 200,000,000							428,600,000
Periodic principal payment								5,600,000	5,600,000
Credit facility, outstanding amount							308,300,000	308,300,000		$ 736,900,000
Accelerated the amortization of original issue discount and deferred financing costs								$ 5,500,000
Loss on extinguishment related to the write-off of unamortized original issue discount and deferred financing costs							(5,800,000)
Term Loan Facility [Member] | IPO [Member]
Debt Instrument [Line Items]
Payments on Term Facility		$ 223,000,000
Term Loan Facility [Member] | Reduction for Total Net Leverage [Member]
Debt Instrument [Line Items]
Net Leverage ratio								0.25%
Term Loan Facility [Member] | For Total Net Leverage lower 4.25x [Member]
Debt Instrument [Line Items]
Debt instrument applicable margin rate								5.00%
Net Leverage ratio								425.00%
Term Loan Facility [Member] | Federal Funds Effective Swap Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate								0.50%		0.50%
Term Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate								1.00%		1.00%
Debt instrument applicable margin rate								5.00%		5.25%
Debt instrument floor rate								1.00%		1.00%
Term Loan Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument applicable margin rate								4.00%		4.25%
Debt instrument floor rate								2.00%		2.00%
ABL Facility and Term Facility [Member]
Debt Instrument [Line Items]
Debt covenant restrictive amount							153,200,000	$ 153,200,000		$ 98,000,000
Unsecured Subordinated Promissory Note [Member]
Debt Instrument [Line Items]
Debt instruments face amount				$ 6,000,000
Original issue discount amortization								$ 300,000	$ 300,000	$ 400,000	400,000
Debt instruments amount, interest rate				3.50%
Debt instruments interest payment term								Quarterly		Quarterly
Debt instruments due date								2017-12		2017-12
Initial fair value of promissory note related to acquisition				$ 4,200,000
Long-term debt							$ 5,400,000	$ 5,400,000		$ 5,100,000
Capital and Finance Lease Obligations [Member]
Debt Instrument [Line Items]
Capital lease obligation depreciation expense, gross										43,500,000	40,500,000
Capital lease obligation depreciation expense, net										29,300,000	$ 29,800,000
Finance Lease Obligations [Member]
Debt Instrument [Line Items]
Future minimum lease payments										$ 400,000